NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
NET REVENUES
Table illustrates disaggregation of the Group's revenue streams by type of customers and nature of services the Group offered

	Year Ended December 31,
	2018	2019	2020
Product Revenues	1,771,144	3,929,698	8,156,672
B2C Business*	709,585	636,430	666,223
B2B Business*	1,061,559	3,293,268	7,490,449
Service Revenues	14,826	22,355	46,485
MP Service	12,490	17,239	30,533
Other Services	2,336	5,116	15,952
Total	1,785,970	3,952,053	8,203,157

* Prior to 2019, product revenue was classified as either B2C business or B2B business based on the platform the revenue was generated, i.e. revenue generated from its platform of 1 Medicine Marketplace and other online channel (individual consumers and certain corporate customers) was classified as B2C business while revenue generated from 1 Pharmacy (qualified corporate customers) was classified as B2B business. In 2020, as a result of segment change (see Note 2(ad)), the Group redefined the B2C business as revenue generated from individual consumers while B2B business as revenue generated from corporate customers. As a result of this change, revenue for all prior periods have been revised to conform to the current year presentation.

Schedule of movements of the Group's accounts receivable and advances from customers

	Accounts	Advances from
	Receivable	Customers
Opening Balance as of January 1, 2019	28,569	15,489
Increase/(decrease), net	36,678	47,967
Ending Balance as of December 31, 2019	65,247	63,456
Increase/(decrease), net	97,847	53,995
Ending Balance as of December 31, 2020	163,094	117,451